Dividends (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure of classes of share capital [line items]
Floating Quarterly Dividend Rate

Period	Annual Dividend Rate

June 30, 2020 to September 29, 2020	2.255%

September 30, 2020 to December 30, 2020	2.149%

December 31, 2020 to March 30, 2021	2.109%

March 31, 2021 to June 29, 2021	2.073%

Dividends Declared
The dividends per share recognized as distributions to common shareholders for dividends declared during the year ended August 31, 2022 and 2021 are as follows:

2022		2021
Class A Voting Share	Class B Share	Class A Voting Share	Class B Share

1.2810	1.2838	1.1825	1.1850

The dividends per share recognized as distributions to preferred shareholders for dividends declared during the year ended August 31, 2022 and 2021 are as follows:

2022		2021
Series A Share	Series B Share	Series A Share	Series B Share

–	–	0.5233	0.3957